Capital management policies and procedures (Details) $ in Thousands	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Capital management policies and procedures [Abstract]
Stockholders' equity	$ 2,422,792	$ 2,124,258	$ 2,229,062	$ 963,990
Cash and cash equivalents	(512,799)	(318,155)
Stockholders' equity, net	1,909,993	1,806,103
Total financial debt	257,926	615,425
Leasing liabilities	587,359	0
Overall financing	$ 845,285	$ 615,425
Capital-to-overall financing ratio	2.26	2.93